Trade and other receivables (Details Narrative) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Atapu And Sepiafields [Member]
IfrsStatementLineItems [Line Items]
Receivables	$ 209	$ 508
Roncador Field [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	343	353
Potiguar Cluster [Member]
IfrsStatementLineItems [Line Items]
Sales from trade receivables	151	217
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Measured at fair value through profit and loss	$ 500	$ 416